Organization	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization

Organization

Hilton Worldwide Holdings Inc. (the "Parent," or together with its subsidiaries, "Hilton," "we," "us," "our" or the "Company"), a Delaware corporation, is one of the largest hospitality companies in the world and is engaged in managing, franchising, owning and leasing hotels and resorts, including timeshare properties. As of December 31, 2016, we managed, franchised, owned or leased 4,922 hotel and resort properties, totaling 804,097 rooms in 104 countries and territories.

As of December 31, 2016, affiliates of The Blackstone Group L.P. ("Blackstone") beneficially owned approximately 40.3 percent of our common stock. In March 2017, HNA Tourism Group Co., Ltd ("HNA") and certain of its affiliates completed the acquisition of a 25 percent equity interest in Hilton from affiliates of Blackstone, see Note 26: "Subsequent Events" for additional information.

Spin-offs

On January 3, 2017, we completed the spin-offs of a portfolio of hotels and resorts, as well as our timeshare business, into two independent, publicly traded companies: Park Hotels & Resorts Inc. ("Park") and Hilton Grand Vacations Inc. ("HGV"), respectively, (the "spin-offs"). See Note 3: "Discontinued Operations" for additional information.

Reverse Stock Split

On January 3, 2017, we completed a 1-for-3 reverse stock split of Hilton's outstanding common stock (the "Reverse Stock Split"). The authorized number of shares of common stock was reduced from 30,000,000,000 to 10,000,000,000, par value remained $0.01 per share and the authorized number of shares of preferred stock remained 3,000,000,000. Stockholders entitled to fractional shares as a result of the Reverse Stock Split received a cash payment in lieu of receiving fractional shares. All share and share-related information presented in these consolidated financial statements have been retroactively adjusted to reflect the decreased number of shares resulting from the Reverse Stock Split. The retroactive adjustments resulted in the reclassification of $7 million from common stock to additional paid-in capital in the consolidated balance sheets and consolidated statements of stockholders’ equity for all periods presented.